Related Party Transactions - Summary of Nature of Related Party Relationship (Details)	6 Months Ended
Jun. 30, 2021
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Jiangsu Genscript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript (HongKong) Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company
CUSTOMARRAY, INC.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Company controlled by the ultimate holding company